The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

		Fair
Common Stock - 66.2%	Shares	Value
Communication Services - 1.2%
Infrastrutture Wireless Italiane SpA(1)(2)	162,944	$1,664,774

Data Centers - 1.5%
Chindata Group Holdings Ltd.(1)(2)(3)	130,000	713,700
Switch, Inc.	50,000	1,301,000
		2,014,700
Electric Vehicle Charging - 0.9%
Chargepoint Holdings, Inc.(3)	50,000	726,000
EVGO, Inc.(3)	50,000	518,500
		1,244,500
Electric Vehicle OEM - 0.1%
Rivian Automotive, Inc.(3)	724	48,913

Energy Metering & Management - 2.2%
Fluence Energy, Inc.(3)	114,012	1,542,582
STEM, Inc.(3)	150,000	1,428,000
		2,970,582
GDS Services - 0.0%
Sabre Corporation (1)(3)	337	3,683

Integrated Utility - 0.5%
Enel Societa Per Azioni(1)(2)	100,000	727,000

IT Services - 6.8%
21Vianet Group, Inc.(1)(2)(3)	458,257	3,606,483
GDS Holdings Ltd.(1)(2)(3)	125,111	5,569,942
		9,176,425
Large Cap Diversified C Corps. - 12.8%
Canada - 8.4%
Kinder Morgan, Inc.(1)	350,000	6,090,000
Pembina Pipeline Corporation(1)(2)	171,907	5,837,962
TC Energy Corporation(1)(2)	100,000	5,371,000
		17,298,962
Natural Gas Transportation & Storage - 1.8%
Equitrans Midstream Corporation(1)	366,493	2,349,220

New Energy Vehicle - 4.0%
Tesla, Inc.(1)(3)	6,100	5,309,623

Solar - 11.9%
Atlantica Sustainable Infrastructure plc(1)(2)	195,000	6,581,250
Solaredge Technologies, Inc.(1)(3)	20,956	6,693,766
Sunrun, Inc.(1)(3)	97,643	2,663,701
		15,938,717
Solar Developer - 2.1%
Azure Power Global Ltd.(1)(2)(3)	168,020	2,780,731

Solar Energy Equipment - 3.4%
Array Technologies, Inc.(1)(3)	67,833	762,443
Enphase Energy, Inc.(3)	23,009	3,835,600
		4,598,043
Solar Generation - 2.2%
Spain - 2.2%
Solaria Energia(1)(2)(3)	155,353	2,894,165

Tollroads - 1.8%
Atlantia SpA(1)(2)(3)(4)	131,364	2,417,065

Towers - 2.5%
American Tower Corporation	14,680	3,330,452

Utilities - 5.5%
Clearway Energy, Inc.(1)	219,156	7,319,810

Yield Co - 4.9%
NextEra Energy Partners, L.P.	84,955	6,627,340
Total Common Stocks (Cost $97,894,373)		$88,714,705

Master Limited Partnerships and Related Companies - 35.7%	Units
Crude Oil & Refined Products - 6.7%
Delek Logistics Partners, L.P.(1)	60,000	$2,544,000
Nustar Energy, L.P.(1)	400,000	6,384,000
		8,928,000
Large Cap Diversified C Corps - 7.2%
Plains GP Holdings, L.P.(1)	578,643	6,544,452
Williams COS, Inc.	100,000	3,128,000
		9,672,452
Large Cap MLP - 14.3%
Energy Transfer, L.P.(1)	1,008,058	10,221,713
Enterprise Products Partners, L.P.	100,000	2,442,000
MPLX, L.P.(1)	200,276	6,565,047
		19,228,760
Natural Gas Gatherers & Processors - 5.1%
Crestwood Equity Partners, L.P.(1)	224,000	6,892,480
Western Midstream Partners, L.P.(1)	1	26
		6,892,506
Upstream MLP - 2.3%
Kimbell Royalty Partners, L.P.	200,000	3,146,000
Total Master Limited Partnerships and Related Companies (Cost $35,568,065)		$47,867,718

	Shares
Real Estate Investment Trusts - 9.9%
Data Centers - 7.9%
Keppel DC REIT(2)	831,057	$1,342,491
Digital Realty Trust, Inc.(1)	35,000	4,722,200
Equinix, Inc.(1)	6,380	4,528,077
		10,592,768
Towers - 2.0%
Crown Castle International Corporation	16,245	2,706,255
Total Real Estate Investment Trusts (Cost $13,817,386)		$13,299,023

Fixed Income - 10.2%	Principal Amount
Automobile Parts Manufacturing - 3.9%
Clarios Global, L.P., 8.500%, due 05/15/2027 (1)(2)(4)	5,000,000	$5,211,250

Exploration & Production - 0.1%
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	112,500

Industrials - 1.1%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(1)(4)	1,500,000	1,442,453

Natural Gas Gatherers & Processors - 2.2%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	3,139,000	2,974,203

Refiners - 3.0%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,750,000	3,998,621
Total Fixed Income (Cost $19,443,400)		$13,739,027

Short-Term Investments - Investment Companies - 0.6%	Shares
First American Government Obligations Fund - Class X, 0.03%(1)(5)	9,647,872	$9,647,872
First American Treasury Obligations Fund - Class X, 0.01%(1)(5)	9,647,872	9,647,872
Total Short-Term Investments - Investment Companies (Cost $19,295,744)		$19,295,744

Total Investments - 136.4% (Cost $188,352,643)		$182,916,217
Written Options(6) - (0.3)% (Premiums received $144,184)		(451,760)
Liabilities in Excess of Other Assets - (36.7)%		(48,356,572)
Net Assets Applicable to Common Stockholders - 100.0%		$134,107,885

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 12.24%, Cayman Islands 7.37%, and United Kingdom 4.91%.
(3)	No distribution or dividend was made during the period ended February 28, 2022. As such, it is classified as a non-income producing security as of February 28, 2022.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of February 28, 2022, the value of these investments was $6,653,703 or 4.96% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2022.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Solaredge Technologies, Inc., Call Option	$300	3/2022	USD	80	$51,937	$248,960	$(197,023)
	Sunrun, Inc., Call Option	30	3/2022	USD	750	41,608	95,250	(53,642)
	Tesla, Inc., Call option	900	3/2022	USD	30	50,639	107,550	(56,911)
						$144,184	$451,760	$(307,576)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$88,714,705	$88,714,705	$-	$-
Master Limited Partnerships and Related Companies (a)	47,867,718	47,867,718	-	-
Real Estate Investment Trusts (a)	13,299,023	13,299,023	-	-
Total Equity Securities	149,881,446	149,881,446	-	-
Notes Senior Notes(a)	13,739,027	-	13,739,027	-
Total Notes	13,739,027	-	13,739,027	-
Other
Short Term Investments (a)	19,295,744	19,295,744	-	-
Total Other	19,295,744	19,295,744	-	-
Total Assets	$182,916,217	$169,177,190	$13,739,027	$-
Liabilities Written Options	$451,760	$451,760	$-	$-
Total Liabilities	$451,760	$451,760	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2022.